CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Non-current assets	R 64,067.3	R 34,018.1	R 25,515.0
Property, plant and equipment	51,444.6	27,240.7	22,132.4
Goodwill	6,396.0	936.0	736.7
Equity-accounted investments	2,244.1	2,157.4	167.5
Environmental rehabilitation obligation funds	3,492.4	3,100.5	2,413.9
Other receivables	284.0	355.3	1.3
Deferred tax assets	206.2	228.2	63.2
Current assets	12,004.5	7,703.2	2,750.7
Inventories	3,526.5	676.8	405.9
Trade and other receivables	6,197.6	5,747.9	1,627.4
Other receivables, current	35.2	310.6
Tax receivable	182.8
Cash and cash equivalents	2,062.4	967.9	717.4
Total assets	76,071.8	41,721.3	28,265.7
EQUITIES AND LIABILITIES
Equity attributable to owners of Sibanye	23,978.4	16,451.4	14,875.0
Stated share capital	34,667.0	21,734.6	21,734.6
Other reserves	2,569.0	2,978.8	2,938.2
Accumulated loss	(13,257.6)	(8,262.0)	(9,797.8)
Non-controlling interests	19.8	17.7	109.8
Total equity	23,998.2	16,469.1	14,984.8
Non-current liabilities	43,635.8	18,995.6	7,933.6
Borrowings, non-current	23,992.0	8,221.5	1,808.3
Derivative financial instrument	1,093.5
Environmental rehabilitation obligation	4,678.7	3,982.2	2,411.0
Post-retirement healthcare obligation	11.3	16.3	16.3
Occupational healthcare obligation	1,152.5
Non-current portion of share-based payment obligations	422.2	246.5	136.6
Other payables	3,760.4	1,613.7
Deferred tax liabilities	8,525.2	4,915.4	3,561.4
Total current liabilities	8,437.8	6,256.6	5,347.3
Borrowings, current	1,657.5	752.3	1,995.3
Occupational healthcare obligation, current	0.8
Share-based payment obligations	12.3	235.2	463.0
Trade and other payables	6,690.4	5,180.5	2,759.4
Tax and royalties payable	34.9	88.6	129.6
Other payables, current	41.9
Total equity and liabilities	R 76,071.8	R 41,721.3	R 28,265.7